Supplemental Financial Information Supplemental Financial Information (Narrative) (Details) (Sales Revenue, Services, Net [Member], USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2014
Product Concentration Risk [Member] | CustomerD [Member]
Concentration risk, percentage	16.00%
Floaters [Member] | Product Concentration Risk [Member] | CustomerA [Member]
Concentration risk, percentage	10.00%
Floaters [Member] | Product Concentration Risk [Member] | CustomerB [Member]
Concentration risk, percentage	15.00%
Floaters [Member] | Product Concentration Risk [Member] | CustomerC [Member]
Concentration risk, percentage	10.00%
Floaters [Member] | Product Concentration Risk [Member] | CustomerD [Member]
Concentration risk, percentage	80.00%
US Gulf Of Mexico [Member] | Geographic Concentration Risk [Member]
Revenues	$ 419.9
Concentration risk, percentage	37.00%
US Gulf Of Mexico [Member] | Floaters [Member] | Geographic Concentration Risk [Member]
Concentration risk, percentage	75.00%
ANGOLA | Floaters [Member] | Geographic Concentration Risk [Member]
Revenues	189.3
Concentration risk, percentage	17.00%
Brazil [Member] | Floaters [Member] | Geographic Concentration Risk [Member]
Revenues	$ 134.4
Concentration risk, percentage	12.00%